SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental Cash Flow Information [Abstract]
Shares issued for intangible assets	$ 0	$ 0	$ 131,527
Property, plant and equipment in accounts payable and accrued liabilities	28,280	97,180	34,402
Interest paid	9,088	737	0
Income taxes paid (recovered)	$ 229,233	$ 487,206	$ (3,907)